Other Non-Current Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	The components of other non-current assets were as follows:
As at	September 30, 2024	March 31, 2024

Security deposits*	$362,694	$350,149
Receivables from car sale **	456,309	458,590
Other non-current assets	$819,003	$808,739
*	includes deposit amounting to $129,590 made as a pre deposit in court for Indian indirect tax appeal filed in FY 2021-22, 2022-23 and 2024-25 in different states of India.;
**	pertains to receivable amount from Dbest Cars India Private Limited (“Dbest”), pending arbitration after an initial court judgment in favor of the Company. The Company has handed over the No Objection Certificates for the sold vehicles to Dbest as per the court orders. The time frame for actual receipt of fund is dependent on the completion of realization process with arbitration panel.
The components of other non-current assets were as follows:
As at	March 31, 2024	March 31, 2023

Security deposits*	$350,149	$425,669
Receivables from car sale **	458,590	-
Other non current assets	808,739	425,669
*

(i) includes deposit amounting to $130,238 made as a pre deposit in court for Indian indirect tax appeal filed in FY 2021-22 and 2022-23 in the state of West Bengal and;

(ii) $25,804 made as a deposit under protest for appeal filed for Income Tax litigation pertaining to FY 2015-16.

**	includes receivable amount from Dbest Cars India Private Limited (“Dbest”), pending arbitration after an initial court judgment in favour of the Company. The Company has handed over the No Objection Certificates for the sold vehicles to Dbest as per the court orders. The timeframe for actual receipt of fund is depended on the completion of realisation process with arbitration panel.